Offerings	Oct. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$50,000,000 7.5% Two-Year Cash Interest Notes
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,350.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $50,000,000 7.5% Two-Year Cash Interest Notes
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$50,000,000 7.5% Two-Year Compound Interest Notes
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,350.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $50,000,000 7.5% Two-Year Compound Interest Notes
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$30,000,000 8% Three-Year Cash Interest Notes
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,610.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $30,000,000 8% Three-Year Cash Interest Notes
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$40,000,000 8% Three-Year Compound Interest Notes
Amount Registered | shares	40,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 40,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,480.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $40,000,000 8% Three-Year Compound Interest Notes
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$30,000,000 9% Five-Year Cash Interest Notes
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,610.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $30,000,000 9% Five-Year Cash Interest Notes
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$40,000,000 9% Five-Year Compound Interest Notes
Amount Registered | shares	40,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 40,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,480.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $40,000,000 9% Five-Year Compound Interest Notes
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$30,000,000 10% Seven-Year Cash Interest Notes
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,610.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $30,000,000 10% Seven-Year Cash Interest Notes
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.
Offering: 15
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$40,000,000 10% Seven-Year Compound Interest Notes
Amount Registered | shares	40,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 40,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,480.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 16
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $40,000,000 10% Seven-Year Compound Interest Notes
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.
Offering: 17
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$80,000,000 11% Eleven-Year Cash Interest Notes
Amount Registered | shares	80,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 80,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,960.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 18
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $80,000,000 11% Eleven-Year Cash Interest Notes
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.
Offering: 19
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$110,000,000 11% Eleven-Year Compound Interest Notes
Amount Registered | shares	110,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 110,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,570.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 20
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of $110,000,000 11% Eleven-Year Compound Interest Notes
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.